UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a)

Wahed FTSE USA Shariah ETF

(HLAL)

Wahed Dow Jones Islamic World ETF

(UMMA)

ANNUAL REPORT

May 31, 2022

Wahed ETFs

Table of Contents

Shareholder Letter (Unaudited)	2
Shareholder Expense Example (Unaudited)	5
Performance Overview (Unaudited)	6
Schedule of Investments	8
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	31
Board Consideration & Approval of Advisory Agreement (Unaudited)	32
Review of Liquidity Risk Management Program (Unaudited)	36
Trustees and Officers of the Trust (Unaudited)	37
Supplemental Information (Unaudited)	39
Privacy Policy (Unaudited)	40

Wahed ETFs

Shareholder Letter

May 31, 2022 (Unaudited)

To Our Shareholders,

We greet you again for with the hope that this letter finds you and your loved ones safe, secure and healthy. The annual period has been volatile and unpredictable, not only for the Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF (tickers: HLAL and UMMA, respectively, and also each referred to herein individually as a “Fund” and collectively as the “Funds”), but in broader financial markets as well. Though through the last two quarters of 2021, HLAL continued its gains in line with the broader COVID-19 recovery patterns experienced in U.S. equity markets, the advent of 2022 saw significant retraction of prior gain and volatility caused by macroeconomic upheaval related to Russia’s invasion of Ukraine as well as concomitant inflationary movement in the U.S. and internationally.

HLAL

It will not be news to most shareholders that even with the continued aftershocks of the COVID-19 pandemic, inflation and concerns of a recession have been front and center for U.S. and international equities markets and therefore, the Funds as well. However, in the third and fourth quarters of 2021, HLAL generally enjoyed upward growth in line with U.S. equity markets. In July 2021, equity markets saw continued recovery, particularly in the U.S., and Europe, as developed-market equities posted solid gains for the month, despite concerns around the more contagious COVID-19 Delta variant. Despite the spike in cases globally and reinstatement of mask measures in major cities, the market continued its ascent to new highs, with respect to U.S. and other developed markets, which were up 15-17% in the month alone. By the fourth quarter of 2021, equity markets became even more focused on monetary policy. U.S. markets moderately declined as market sentiment dropped on the back of inconclusive talks regarding additional stimulus efforts. Concurrently, the Federal Reserve announced that it would soon begin to taper the $120 billion monthly purchases of Treasury bills and mortgage-backed securities in late 2021 and early 2022. More restrictive monetary policy began and was also joined by significant indication of inflationary pressures, with the U.S. consumer price index spiking to 6.2% year-on-year in October 2021, the highest reading in 31 years.

The arrival of 2022 saw rapid negative movement in U.S. equity markets and related volatility. Although the Fund enjoyed 28.62% year-on-end for 2021, by the end of the first quarter of this year, HLAL had lost -3.47%. This downturn seemed inevitable as markets had been digesting the deteriorating conflict in Ukraine along with the Federal Reserve getting the first rate hike of 2022 under its belt. The Federal Reserve Chairman, Jerome Powell said the central bank could move “more aggressively” to raise rates to fight inflation, possibly hiking by more than 75 basis points over the course of its initial meetings this year. Recently news saw this prediction come to pass as the Federal Reserve raised benchmark interest rates by 75 basis points in June to a range of 1.50%-1.75%, the most aggressive hike since 1994. The unusually large rate hike is aimed to counter rising inflation that is moving at its fastest pace going back to December 1981. Furthermore, officials have cut their outlook for 2022 gross domestic product growth to 1.7%, down from 2.8% from March. Equity markets continue to suffer, with the S&P 500 Index posting its worst first half of the year since 1970, down by -20%. The persistent themes dominating the equity markets since the start of the year are the slowing global economy, the aggressive rate hikes and monetary policy tightening by key global central banks, and heightened recession fears.

Of course, the Fund, though historically more resilient and better performing than broader U.S. equities markets, faced with the difficulties of this calendar year, experienced significant loses. Despite a gloomy macroeconomic environment, heightened market volatility and investor uncertainty resulting from fears of a recession, we are satisfied to report that from a strategy perspective, HLAL continues to perform exactly as designed -- providing well-performing Shariah-compliant equity exposure in a passive, buy-and-hold investment style.

Wahed ETFs

Shareholder Letter

May 31, 2022 (Unaudited) (Continued)

Per the chart below, as of May 31, 2022, HLAL displayed minimal tracking error to the underlying index (FTSE USA Shariah Index Total Return), well within the expected variance which were largely due to required fees and dividend distribution associated with the Fund.

		1M	3M	6M	9M	1Y	Since Inception (7/15/2019)
Wahed FTSE USA Shariah ETF (Ticker: HLAL)	Market	0.21%	-2.78%	-5.90%	-2.21%	6.50%	59.09%
	NAV	0.22%	-3.14%	-5.75%	-2.25%	6.43%	58.81%
FTSE USA Shariah Index Total Return		0.27%	-3.01%	-5.54%	-1.91%	7.02%	61.59%

Source: Refinitiv Eikon, US Bank as of 5/31/2022. Please note that returns over 1 year are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-976-4747 for fund performance.

Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

As the Fund continues to grow in size, we do not expect any changes to the Fund’s stated strategy, both in passively tracking its underlying index (FTSE USA Shariah Index Total Return), as well as continuing to validate the underlying shariah methodology with Yasaar / FTSE Russell. Furthermore, the Fund is expected to continue to hold at least 80% of its assets in the index securities and minimize its cash holdings.

UMMA

2022 also saw rapid negative movement in international equity markets and related volatility. This affected the initial performance of UMMA, as from commencement of operations (January 7, 2022) to May 31, 2022, the Fund lost 16.76%. In many ways, the economic factors contributing to the decline in U.S. markets was even more pronounced internationally. The Eurozone, along with the rest of western Europe, has experienced significant inflation which has reached as high as 8.1% year over year. Price increases began during a shortage of supply of goods and services caused by the COVID-19 pandemic, but was subsequently followed by a drastic rise in oil prices caused by Russia’s invasion of Ukraine. Prior to the invasion, Russia was a significant supplier of oil to the rest of Europe, and the continent’s efforts to boycott Russian oil caused a significant rise in energy and commodity prices which have now penetrated most industries and caused fears of a looming recession with uncertain longevity. As with other central banks, the European Central Bank planned to continue increasing interest rates until inflation stabilizes. The combination of inflation and stagnation, known as “stagflation,” has had a marked effect on the performance of European and other developed markets internationally.

In the emerging markets, the story was somewhat similar. The Chinese economy was severely impacted by heavy COVID-19 restrictions across the country, and economic growth in the country this quarter has been its lowest since the beginning of 2020. However, Beijing is poised to release a set of economic indicators and stimulus packages to boost the economy. Additionally, there is strong co-operation in the far east region, with neighboring countries set to accept more Chinese investment in their digital economies. Heading into the new fiscal year, the U.S. Federal Reserve predicts that although the invasion of Ukraine will undoubtedly negatively impact the global economy, their effects are not likely to impact economic recovery from the COVID-19 pandemic. As countries continue to reopen for business, the supply chain disruptions that were affecting the global economy should subside and international markets could be set to rebound accordingly. Though it is too early to determine what exact effect these mitigation efforts may have upon global equities markets, we strongly anticipate that despite its difficult birth, UMMA’s maturation over the remainder of its fiscal year will likely be less volatile.

Wahed ETFs

Shareholder Letter

May 31, 2022 (Unaudited) (Continued)

As we have said in the past, Wahed believes that investors should not be disadvantaged for wanting to invest in line with their faith. With HLAL and the continued expansion of our ETF products with UMMA, we are excited to continue serving our shareholders through adversity and prosperity for years to come.

Sincerely,

Aris Parviz
Head of North America
Wahed Invest LLC

DISCLAIMER

Must be preceded or accompanied by a prospectus.

One cannot invest in an index.

An investment in the Funds is subject to investment risk, including the possible loss of principal. The Funds may trade at a premium or discount to NAV. The Funds have the same risk as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commission are charged on every trade. The Funds’ shares may be bought and sold on an exchange through a brokerage account. Brokerage commissions and ETF expenses will reduce investment returns. There can be no assurance that an active trading market for ETF shares will be developed or maintained. The risks associated with the Funds are detailed in the “Principal Investment Risk” section of the prospectus and could include factors such as equity market risk, ETF risk, Market Capitalization risk, Market risk, new fund risk, non-diversification risk, passive investment risk, sector risk, tracking risk, ESG risk (as applicable), Shariah-Compliant Investment risk, tracking error risk, and/or underlying index risk.

For Wahed Dow Jones Islamic World ETF, applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Emerging and Frontier markets are subject to greater market volatility, less liquidity, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Shariah-Compliant Investing and Islamic principles restrict the Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities, and reduce the size of the overall universe in which the Fund can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, the Fund’s cash reserves do not earn income.

Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Wahed FTSE USA Shariah ETF (HLAL) and Wahed Dow Jones Islamic World ETF are distributed by Quasar Distributors, LLC

Wahed ETFs

Shareholder Expense Example

May 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (December 1, 2021 to May 31, 2022), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Annualized Expense Ratios	Expenses Paid During the Period(1)
Wahed FTSE USA Shariah ETF
Actual	$1,000.00	$ 942.50	0.50%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.44	0.50%	$2.52

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-month period).

	Hypothetical Account Value 12/1/21	Beginning Account Value 1/7/22^	Ending Account Value 5/31/22	Annualized Expense Ratios	Expenses Paid During the Period
Wahed Dow Jones Islamic World ETF
Actual	N/A	$1,000.00	$ 832.40	0.65%	$2.37(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$ 1,021.69	0.65%	$3.28(2)

(^)	Fund commenced operations on January 7, 2022.
(1)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days since inception, 145 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Wahed ETFs

Performance Overview

May 31, 2022 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 5/31/2022)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED MAY 31, 2022
Total Returns	1 Year	Since Commencement[1]
Wahed FTSE USA Shariah ETF—NAV	6.43%	17.42%
Wahed FTSE USA Shariah ETF—Market	6.50%	17.50%
FTSE USA Shariah Index Total Return	7.02%	18.14%

[1]	The Fund commenced operations on July 15, 2019.

Wahed ETFs

Performance Overview

May 31, 2022 (Unaudited) (Continued)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 5/31/2022)

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED MAY 31, 2022
Total Returns	Since Commencement[1]
Wahed Dow Jones Islamic World ETF—NAV	-16.76%
Wahed Dow Jones Islamic World ETF—Market	-16.62%
Dow Jones Islamic Market International Titans 100 Total Return Index	-14.57%

[1]	The Fund commenced operations on January 7, 2022.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (855) 976-4747. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The FTSE Global Equity Shariah Index Series has been designed to be used as the basis for Shariah compliant investment products that meet the requirements of investors globally. Using large and mid-cap stocks from the FTSE Global Equity Index Series as a base universe, constituent are then screened against Shariah principles and standards by subject-matter experts at Yasaar Limited, to create a more discrete, certified Shariah compliant index series.

The FTSE USA Shariah Index contains U.S. stocks that meet the aforementioned criteria and is a sub-index of the FTSE Global Equity Shariah Index Series. The FTSE USA Shariah Index has been fully certified as Shariah compliant through a fatwa (Islamic legal opinion) issued by Yasaar Limited.

The Dow Jones Islamic Market International Titans 100 Total Return Index is designed to measure the performance of the largest 100 stocks traded globally that pass rules-based screens for adherence to Shariah investment guidelines.

Wahed FTSE USA Shariah ETF

Schedule of Investments

May 31, 2022

	Shares	Value
COMMON STOCKS — 98.1%
Administrative and Support Services — 0.6%
Allegion PLC (b)	1,092	$121,922
Baker Hughes Co.	8,978	323,028
FleetCor Technologies, Inc. (a)	964	239,853
GXO Logistics, Inc. (a)	1,174	63,713
Robert Half International, Inc.	1,317	118,728
Rollins, Inc.	2,755	97,692
		964,936
Air Transportation — 0.1%
Delta Air Lines, Inc. (a)	1,952	81,379
United Airlines Holdings, Inc. (a)	984	46,868
		128,247
Ambulatory Health Care Services — 0.5%
ICON PLC (a)(b)	977	218,643
Laboratory Corp. of America Holdings	1,132	279,287
Quest Diagnostics, Inc.	1,482	208,992
Teladoc Health, Inc. (a)	1,837	62,623
		769,545
Apparel Manufacturing — 0.4%
Lululemon Athletica, Inc. (a)	1,384	405,083
VF Corp.	3,942	198,913
		603,996
Beverage and Tobacco Product Manufacturing — 0.2%
Keurig Dr. Pepper, Inc.	8,511	295,672

Broadcasting (except Internet) — 0.1%
Liberty Broadband Corp. - Class A (a)	282	34,407
Liberty Broadband Corp. - Class C (a)	1,713	214,416
		248,823

	Shares	Value
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	638	$141,559

Chemical Manufacturing — 15.2%
Air Products & Chemicals, Inc.	2,693	662,909
Albemarle Corp.	1,416	368,755
Biogen, Inc. (a)	1,782	356,400
BioMarin Pharmaceutical, Inc. (a)	2,217	166,563
Bio-Techne Corp.	472	174,513
Bristol-Myers Squibb Co.	26,594	2,006,517
Catalent, Inc. (a)	2,067	213,025
CF Industries Holdings, Inc.	2,599	256,703
Church & Dwight Co., Inc.	2,944	265,137
Dow, Inc.	8,974	610,052
DuPont de Nemours, Inc.	6,254	424,334
Ecolab, Inc.	3,045	499,106
Eli Lilly & Co.	10,337	3,240,029
FMC Corp.	1,538	188,528
Horizon Therapeutics PLC (a)(b)	2,658	238,396
International Flavors & Fragrances, Inc.	3,099	409,595
Linde PLC (b)	6,297	2,044,510
LyondellBasell Industries NV - Class A (b)	3,165	361,601
Merck & Co., Inc.	30,898	2,843,543
Pfizer, Inc.	68,093	3,611,653
PPG Industries, Inc.	2,881	364,418
Regeneron Pharmaceuticals, Inc. (a)	1,246	828,266
The Estee Lauder Cos., Inc.	2,791	710,728
The Procter & Gamble Co.	29,351	4,340,426
West Pharmaceutical Services, Inc.	895	277,790
Westlake Chemical Corp.	402	53,108
		25,516,605
Clothing and Clothing Accessories Stores — 0.5%
The TJX Cos., Inc.	14,544	924,562

Computer and Electronic Product Manufacturing — 31.5% (c)
Advanced Micro Devices, Inc. (a)	19,924	2,029,459
Agilent Technologies, Inc.	3,656	466,359
Analog Devices, Inc.	6,391	1,076,244
Apple, Inc.	188,285	28,024,339
Bio-Rad Laboratories, Inc. - Class A (a)	256	137,674
Cisco Systems, Inc.	51,546	2,322,147
Danaher Corp.	7,731	2,039,592
Dell Technologies, Inc.	3,297	164,652
Fortive Corp.	3,975	245,536
Hologic, Inc. (a)	3,013	226,789
HP, Inc.	13,197	512,572

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

May 31, 2022 (Continued)

	Shares	Value
Computer and Electronic Product Manufacturing (c) (continued)
IDEXX Laboratories, Inc. (a)	1,025	$401,411
Illumina, Inc. (a)	1,778	425,796
Intel Corp.	49,302	2,189,995
International Business Machines Corp.	10,896	1,512,801
Juniper Networks, Inc.	3,890	119,345
Lam Research Corp.	1,710	889,251
Marvell Technology, Inc.	10,278	607,944
Medtronic PLC (b)	16,376	1,640,056
Micron Technology, Inc.	13,662	1,008,802
ON Semiconductor Corp. (a)	5,155	312,805
PerkinElmer, Inc.	1,531	229,145
QUALCOMM, Inc.	13,760	1,970,707
SolarEdge Technologies, Inc. (a)	630	171,858
Teradyne, Inc.	1,983	216,663
Thermo Fisher Scientific, Inc.	4,789	2,718,093
Trane Technologies PLC (b)	2,839	391,952
Trimble, Inc. (a)	3,048	207,416
Western Digital Corp. (a)	3,797	230,440
Zebra Technologies Corp. (a)	644	217,794
		52,707,637
Construction of Buildings — 0.4%
DR Horton, Inc.	4,003	300,825
Lennar Corp. - Class A	3,135	251,584
Lennar Corp. - Class B	191	12,830
PulteGroup, Inc.	3,016	136,504
		701,743
Couriers and Messengers — 1.4%
FedEx Corp.	2,989	671,269
United Parcel Service, Inc.	8,823	1,607,992
		2,279,261
Data Processing, Hosting and Related Services — 0.0% (d)
Kyndryl Holdings, Inc. (a)	2,727	33,651

Electrical Equipment, Appliance and Component Manufacturing — 0.8%
Eaton Corp PLC (b)	4,849	672,071
Generac Holdings, Inc. (a)	746	184,322
Rockwell Automation, Inc.	1,414	301,465
Whirlpool Corp.	699	128,784
		1,286,642
Fabricated Metal Product Manufacturing — 0.8%
Emerson Electric Co.	7,270	644,558
Fortune Brands Home & Security, Inc.	1,646	114,150
Nucor Corp.	3,319	439,635

	Shares	Value
Fabricated Metal Product Manufacturing — 0.8% (continued)
Stanley Black & Decker, Inc.	1,965	$233,226
		1,431,569
Food Manufacturing — 1.2%
Archer-Daniels-Midland Co.	6,786	616,305
Bunge Ltd. (b)	1,670	197,594
Mondelez International, Inc. - Class A	16,805	1,068,126
The JM Smucker Co.	1,276	159,972
		2,041,997
Food Services and Drinking Places — 0.2%
Cintas Corp.	1,064	423,823

Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	1,841	194,446

Gasoline Stations — 2.5%
Chevron Corp.	23,594	4,120,928

General Merchandise Stores — 0.3%
Burlington Stores, Inc. (a)	804	135,313
Dollar Tree, Inc. (a)	2,710	434,495
		569,808
Health and Personal Care Stores — 1.3%
CVS Health Corp.	16,053	1,553,128
Ulta Beauty, Inc. (a)	636	269,092
Walgreens Boots Alliance, Inc.	8,744	383,249
		2,205,469
Hospitals — 0.1%
Universal Health Services, Inc. - Class B	860	107,165

Machinery Manufacturing — 2.2%
Applied Materials, Inc.	10,811	1,268,022
Carrier Global Corp.	10,427	409,885
Cummins, Inc.	1,749	365,751
Dover Corp.	1,749	234,209
IDEX Corp.	923	176,801
Ingersoll Rand, Inc.	4,790	225,848
KLA Corp.	1,845	673,148
Pentair PLC (b)	2,011	100,892
Xylem, Inc.	2,178	183,497
		3,638,053
Management of Companies and Enterprises — 1.5%
Abbott Laboratories	21,182	2,488,038

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

May 31, 2022 (Continued)

	Shares	Value
Merchant Wholesalers Durable Goods — 1.6%
Copart, Inc. (a)	2,543	$291,250
Fastenal Co.	6,992	374,492
Flex Ltd. (a)(b)	5,641	96,292
Genuine Parts Co.	1,692	231,347
Henry Schein, Inc. (a)	1,687	144,475
Johnson Controls International PLC (b)	8,555	466,333
LKQ Corp.	3,314	170,306
Pool Corp.	470	187,351
TE Connectivity Ltd. (b)	3,970	513,678
WW Grainger, Inc.	559	272,272
		2,747,796
Merchant Wholesalers Nondurable Goods — 0.6%
AmerisourceBergen Corp.	1,807	279,705
Cardinal Health, Inc.	3,377	190,193
McKesson Corp.	1,826	600,188
		1,070,086
Mining (except Oil and Gas) — 1.2%
Freeport-McMoRan, Inc.	17,835	696,992
Martin Marietta Materials, Inc.	756	256,571
Newmont Goldcorp Corp.	9,774	663,166
Southern Copper Corp.	1,020	63,015
Vulcan Materials Co.	1,610	265,441
		1,945,185
Miscellaneous Manufacturing — 7.2%
Align Technology, Inc. (a)	956	265,424
Baxter International, Inc.	6,128	466,035
Becton Dickinson and Co.	3,481	890,440
Boston Scientific Corp. (a)	17,297	709,350
DENTSPLY SIRONA, Inc.	2,647	104,715
Edwards Lifesciences Corp. (a)	7,533	759,703
Embecta Corp. (a)	696	17,247
Hasbro, Inc.	1,552	139,292
Intuitive Surgical, Inc. (a)	4,316	982,494
Johnson & Johnson	32,135	5,769,197
Peloton Interactive, Inc. - Class A (a)	3,622	50,563
STERIS PLC (b)	1,047	238,925
Stryker Corp.	4,250	996,625
Teleflex, Inc.	568	163,436
The Cooper Cos., Inc.	588	206,235
Zimmer Biomet Holdings, Inc.	2,540	305,333
Zimvie, Inc. (a)	252	5,486
		12,070,500
Miscellaneous Store Retailers — 0.2%
Tractor Supply Co.	1,377	257,995

	Shares	Value
Motor Vehicle and Parts Dealers — 0.7%
Advance Auto Parts, Inc.	757	$143,724
AutoZone, Inc. (a)	249	512,853
Sensata Technologies Holding PLC (b)	1,889	90,729
O’Reilly Automotive, Inc. (a)	808	514,833
		1,262,139
Nonmetallic Mineral Product Manufacturing — 0.9%
3M Co.	6,944	1,036,670
Corning, Inc.	9,272	332,123
Mohawk Industries, Inc. (a)	664	93,929
		1,462,722
Oil and Gas Extraction — 1.9%
Coterra Energy, Inc.	9,695	332,829
Devon Energy Corp.	8,215	615,304
EOG Resources, Inc.	7,106	973,238
Phillips 66	5,690	573,609
Pioneer Natural Resources Co.	2,630	730,982
		3,225,962
Paper Manufacturing — 0.3%
International Paper Co.	4,714	228,393
Packaging Corp. of America	1,139	179,142
Westrock Co.	3,167	153,568
		561,103
Petroleum and Coal Products Manufacturing — 3.8%
Exxon Mobil Corp.	51,651	4,958,496
Marathon Petroleum Corp.	7,495	762,916
Valero Energy Corp.	4,972	644,371
		6,365,783
Plastics and Rubber Products Manufacturing — 0.1%
Newell Brands, Inc.	4,629	99,246

Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	2,296	196,032

Professional, Scientific and Technical Services — 2.5%
Amdocs Ltd. (b)	1,494	129,814
AppLovin Corp. - Class A (a)	2,037	77,630
Cerner Corp.	3,559	337,571
Cognizant Technology Solutions Corp. - Class A	6,416	479,275
Exact Sciences Corp. (a)	2,106	104,900
F5, Inc. (a)	733	119,508
Gartner, Inc. (a)	971	254,790
Jack Henry & Associates, Inc.	882	165,922

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

May 31, 2022 (Continued)

	Shares	Value
Professional, Scientific and Technical Services — 2.5% (continued)
Omnicom Group, Inc.	2,520	$188,017
Palo Alto Networks, Inc. (a)	1,174	590,264
Paychex, Inc.	3,922	485,661
ServiceNow, Inc. (a)	2,436	1,138,757
The Interpublic Group of Cos., Inc.	4,773	153,834
Ubiquiti, Inc.	76	19,878
		4,245,821
Publishing Industries (except Internet) — 4.7%
Adobe, Inc. (a)	5,747	2,393,511
Akamai Technologies, Inc. (a)	1,957	197,735
ANSYS, Inc. (a)	1,061	276,242
Autodesk, Inc. (a)	2,683	557,393
Bill.com Holdings, Inc. (a)	1,135	134,202
Cadence Design Systems, Inc. (a)	3,348	514,688
Ceridian HCM Holding, Inc. (a)	1,595	89,799
Electronic Arts, Inc.	3,412	473,074
News Corp. - Class A	4,747	82,598
News Corp. - Class B	1,473	25,895
Okta, Inc. (a)	1,531	127,150
Paycom Software, Inc. (a)	593	168,614
PTC, Inc. (a)	1,282	149,391
salesforce.com, Inc. (a)	11,474	1,838,594
Synopsys, Inc. (a)	1,845	588,924
Tyler Technologies, Inc. (a)	485	172,573
Yandex NV - Class A (a)(b)(e)(f)	3,809	—
ZoomInfo Technologies, Inc. (a)	1,183	47,781
		7,838,164
Rail Transportation — 0.4%
Norfolk Southern Corp.	2,913	698,130

Real Estate — 0.1%
Zillow Group, Inc. - Class A (a)	723	28,891
Zillow Group, Inc. - Class C (a)	2,025	80,798
		109,689
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.1%
Clarivate PLC (a)(b)	5,665	83,672

Support Activities for Agriculture and Forestry — 0.3%
Corteva, Inc.	8,895	557,005

Support Activities for Mining — 2.3%
ConocoPhillips	16,091	1,807,985
Diamondback Energy, Inc.	2,197	333,988

	Shares	Value
Support Activities for Mining — 2.3% (continued)
Halliburton Co.	10,798	$437,319
Hess Corp.	3,377	415,607
Schlumberger NV (b)	17,058	783,986
		3,778,885
Support Activities for Transportation — 0.2%
Expeditors International of Washington, Inc.	2,045	222,578
JB Hunt Transport Services, Inc.	1,019	175,859
		398,437
Telecommunications — 0.2%
ResMed, Inc.	1,753	356,665

Transit and Ground Passenger Transportation — 0.3%
Uber Technologies, Inc. (a)	19,678	456,530

Transportation Equipment Manufacturing — 5.4%
Aptiv PLC (a)(b)	3,283	348,786
Autoliv, Inc.	1,065	85,285
BorgWarner, Inc.	2,913	117,452
Gentex Corp.	2,879	89,479
Lear Corp.	730	102,901
PACCAR, Inc.	4,147	360,126
Tesla, Inc. (a)	10,151	7,697,097
Westinghouse Air Brake Technologies Corp.	2,181	206,017
		9,007,143
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,245	321,509

Utilities — 0.8%
Avangrid, Inc.	696	33,123
Constellation Energy Corp.	3,962	245,961
Exelon Corp.	11,899	584,836
NRG Energy, Inc.	2,964	136,462
Pinnacle West Capital Corp.	1,367	106,147
PPL Corp.	9,159	276,419
		1,382,948
TOTAL COMMON STOCKS (Cost $147,650,569)		164,323,322

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.6%
Real Estate — 1.4%
Alexandria Real Estate Equities, Inc.	2,025	336,049

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

May 31, 2022 (Continued)

	Shares	Value
Real Estate — 1.4% (continued)
Orion Office REIT, Inc.	683	$9,104
Prologis, Inc.	8,986	1,145,535
Public Storage	1,834	606,394
Regency Centers Corp.	2,052	139,967
		2,237,049
Wood Product Manufacturing — 0.2%
Weyerhaeuser Co.	9,128	360,739
TOTAL REITS (Cost $2,569,804)		2,597,788

TOTAL INVESTMENTS (Cost $150,220,373) — 99.7%		166,921,110
Other assets and liabilities, net — 0.3%		564,499
NET ASSETS — 100.0%		$167,485,609

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	Amount is less than 0.05%.

(e)

Value determined based on estimated fair value. The value of this security totals $—, which represents 0.00% of net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.

(f)	Security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $—, which represents 0.0% of net assets.

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

May 31, 2022

	Shares	Value
COMMON STOCKS — 98.8% (b)
Aerospace and Defense — 0.5%
Safran SA	1,644	$169,509

Apparel and Textile Products — 1.7%
adidas AG	885	174,878
Hermes International	155	184,308
Kering SA	341	186,191
		545,377
Automotive — 1.2%
Denso Corp.	2,493	152,648
Ferrari NV	620	120,481
NIO, Inc. - ADR (a)	6,989	121,539
		394,668
Biotechnology and Pharmaceuticals — 16.7%
Astellas Pharma, Inc.	9,064	145,319
AstraZeneca PLC	5,100	671,936
CSL Ltd.	2,432	474,233
Daiichi Sankyo Co. Ltd.	9,460	251,419
Genmab A/S (a)	310	94,317
Novartis AG	11,564	1,047,884
Novo Nordisk A/S - Class B	8,163	902,344
Roche Holding AG - Non-Voting Share	3,365	1,145,831
Roche Holding AG - Voting Share	124	48,459
Sanofi	5,487	584,150
		5,365,892

	Shares	Value
Chemicals — 3.2%
Air Liquide SA	2,249	$392,320
Givaudan SA	31	113,903
Koninklijke DSM NV	854	143,905
LG Chem Ltd.	212	100,242
Shin-Etsu Chemical Co. Ltd.	1,939	276,354
		1,026,724
Commercial Support Services — 2.9%
Compass Group PLC	20,413	457,290
Recruit Holdings Co. Ltd.	8,836	325,155
Waste Connections, Inc.	1,257	160,398
		942,843
Construction Materials — 0.6%
Sika AG	699	193,610

E-Commerce Discretionary — 4.0%
JD.com, Inc. - ADR	20,809	1,167,801
Pinduoduo, Inc. - ADR (a)	1,990	100,197
		1,267,998
Electric Utilities — 0.3%
Orsted AS (c)	947	106,932

Electrical Equipment — 3.8%
ABB, Ltd.	8,692	266,414
Assa Abloy AB - Class B	4,791	117,625
Daikin Industries Ltd.	1,395	224,304
Kone Oyj - Class B	1,891	96,182
Legrand SA	1,288	111,154
Schneider Electric SE	2,775	383,599
		1,199,278
Food — 3.2%
Nestle SA	8,479	1,034,941

Health Care Facilities and Services — 1.0%
Lonza Group AG	342	205,939
Wuxi Biologics Cayman, Inc. (c)	15,670	115,844
		321,783
Household Products — 6.2%
Kao Corp.	16,508	666,762
L’Oreal SA	1,195	420,591
Reckitt Benckiser Group PLC	3,534	273,381
Unilever PLC	12,847	619,310
		1,980,044
Industrial Support Services — 0.4%
Ferguson PLC	1,109	133,226

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

May 31, 2022 (Continued)

	Shares	Value
Internet, Media and Services — 6.8%
M3, Inc.	2,307	$67,016
Meituan - Class B (a)(c)	20,562	490,099
NAVER Corp.	776	180,640
Prosus NV	4,324	223,637
Tencent Holdings Ltd.	26,640	1,230,549
		2,191,941
Machinery — 3.1%
Atlas Copco AB - Class A	12,524	139,966
Atlas Copco AB - Class B	7,564	72,937
FANUC Corp.	899	147,486
Keyence Corp.	947	379,772
SMC Corp.	280	144,979
Techtronic Industries Co. Ltd.	8,962	117,429
		1,002,569
Medical Equipment and Devices — 3.2%
Alcon, Inc.	2,465	184,640
EssilorLuxottica SA	1,473	236,771
Hoya Corp.	1,922	206,326
Koninklijke Philips NV	4,480	115,133
Olympus Corp.	6,549	136,967
Terumo Corp.	4,037	130,858
		1,010,695
Metals and Mining — 6.5%
Anglo American PLC	6,310	309,114
Barrick Gold Corp.	8,838	181,043
BHP Group Ltd.	24,262	776,408
Rio Tinto Ltd.	1,767	145,072
Rio Tinto PLC	4,962	359,583
Vale SA - ADR	17,648	318,546
		2,089,766
Oil and Gas Producers — 0.3%
Lukoil PJSC - ADR (d)(e)	3,928	—
Lukoil PJSC - GDR (d)(e)	224	—
Woodside Energy Group Ltd.	4,384	93,595
		93,595
Renewable Energy — 0.4%
Vestas Wind Systems A/S	5,094	129,870

Retail - Discretionary — 1.5%
Fast Retailing Co. Ltd.	310	149,283
Industria de Diseno Textil SA	5,120	122,805
Wesfarmers Ltd.	5,652	191,330
		463,418
Semiconductors — 15.4%
ASML Holding NV	2,032	1,166,753

	Shares	Value
Semiconductors — 15.4% (continued)
Infineon Technologies AG	21,121	$654,792
SK Hynix, Inc.	2,690	234,821
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	26,374	2,513,442
Tokyo Electron Ltd.	775	355,315
		4,925,123
Software — 4.2%
Atlassian Corp. PLC - Class A (a)	713	126,429
Constellation Software, Inc.	94	147,946
Dassault Systemes SE	3,424	143,729
SAP SE	5,315	528,317
Shopify, Inc. - Class A (a)	1,061	398,321
		1,344,742
Technology Hardware — 7.3%
Murata Manufacturing Co. Ltd.	3,084	198,975
Nidec Corp.	2,682	180,940
Nintendo Co. Ltd.	558	249,060
Samsung Electronics Co. Ltd.	24,976	1,360,639
Samsung SDI Co. Ltd.	279	129,668
Telefonaktiebolaget LM Ericsson - Class B	13,965	113,034
Xiaomi Corp. - Class B (c)	79,065	122,343
		2,354,659
Technology Services — 2.8%
Adyen NV (a)(c)	125	193,789
Amadeus IT Group SA (a)	1,958	121,320
Experian PLC	4,939	165,326
RELX PLC	10,046	288,164
Wolters Kluwer NV	1,288	127,132
		895,731
Transportation and Logistics — 1.6%
Canadian National Railway Co.	2,870	326,334
DSV A/S	1,040	170,340
		496,674
TOTAL COMMON STOCKS (Cost $36,824,952) — 98.8%		31,681,608

TOTAL INVESTMENTS (Cost $36,824,952) — 98.8%		31,681,608
Other assets and liabilities, net — 1.2%		395,855
NET ASSETS — 100.0%		$32,077,463

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

May 31, 2022 (Continued)

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Value determined based on estimated fair value. The value of these securities totals $—, which represents 0.00% of net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.

(e)	Security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $—, which represents 0.0% of net assets.

COUNTRY	Percentage of Net Assets
Japan	13.7%
Switzerland	13.2
Cayman Islands	10.4
United Kingdom	10.2
France	8.8
Taiwan	7.8
Netherlands	6.5
Republic of Korea	6.3
Australia	5.2
Denmark	4.4
Germany	4.2
Canada	3.8
Sweden	1.4
Brazil	1.0
Spain	0.8
Hong Kong	0.4
Jersey	0.4
Finland	0.3
Russian Federation	0.0
Total Country	98.8
TOTAL INVESTMENTS	98.8%
Other assets and liabilities, net	1.2%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Statements of Assets and Liabilities

May 31, 2022

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Assets
Investments, at value (cost $150,220,373 and $36,824,952, respectively)	$166,921,110	$31,681,608
Cash	298,388	303,115
Dividends receivable	334,751	109,638
Total assets	167,554,249	32,094,361

Liabilities
Payable to Adviser	68,640	16,898
Total liabilities	68,640	16,898
Net Assets	$167,485,609	$32,077,463

Net Assets Consists of:
Paid-in capital	$153,083,667	$36,996,490
Total distributable earnings (accumulated losses)	14,401,942	(4,919,027)
Net Assets	$167,485,609	$32,077,463

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,350,000	1,550,000
Net Asset Value, redemption price and offering price per share	$38.50	$20.70

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Statements of Operations

For the Year or Period Ended May 31, 2022

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF(1)
Investment Income
Dividend income (net of withholding tax and issuance fees of $1,256 and $71,836, respectively)	$2,301,701	$357,169
Dividend withholding tax reclaims	—	31,278
Total investment income	2,301,701	388,447

Expenses
Investment advisory fees	761,684	70,927
Tax expense	185	—
Total expenses	761,869	70,927
Net Investment Income	1,539,832	317,520

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) from:
Investments	8,424,889	73,659
Foreign currency transactions	—	(3,283)
Net realized gain (loss) on investments and foreign currency transactions	8,424,889	70,376
Net change in unrealized appreciation/depreciation on:
Investments	(3,373,278)	(5,143,344)
Foreign currency translation	—	(1,079)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	(3,373,278)	(5,144,423)
Net realized and unrealized gain (loss) on investments	5,051,611	(5,074,047)
Net increase (decrease) in net assets from operations	$6,591,443	$(4,756,527)

(1)	The Fund commenced operations on January 7, 2022.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statements of Changes in Net Assets

	Year Ended May 31, 2022	Year Ended May 31, 2021
From Operations
Net investment income	$1,539,832	$703,406
Net realized gain from investments	8,424,889	110,550
Net change in net unrealized appreciation/depreciation on investments	(3,373,278)	18,629,926
Net increase in net assets resulting from operations	6,591,443	19,443,882

From Distributions
Distributable earnings	(1,384,308)	(600,225)
Total distributions	(1,384,308)	(600,225)

From Capital Share Transactions
Proceeds from shares sold	79,475,180	65,288,880
Cost of shares redeemed	(26,702,197)	(7,132,997)
Net increase in net assets resulting from capital share transactions	52,772,983	58,155,883

Total Increase in Net Assets	57,980,118	76,999,540

Net Assets
Beginning of year	109,505,491	32,505,951
End of year	$167,485,609	$109,505,491

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,000,000	1,250,000
Shares sold	2,000,000	1,975,000
Shares redeemed	(650,000)	(225,000)
Shares outstanding, end of year	4,350,000	3,000,000

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Statement of Changes in Net Assets

Period Ended May 31, 2022(1)
From Operations
Net investment income	$317,520
Net realized gain from investments and foreign currency transactions	70,376
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(5,144,423)
Net decrease in net assets resulting from operations	(4,756,527)

From Distributions
Distributable earnings	(162,500)
Total distributions	(162,500)

From Capital Share Transactions
Proceeds from shares sold	36,975,825
Transaction fees (Note 4)	20,665
Net increase in net assets resulting from capital share transactions	36,996,490

Total Increase in Net Assets	32,077,463

Net Assets
Beginning of period	—
End of period	$32,077,463

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,550,000
Shares redeemed	—
Shares outstanding, end of period	1,550,000

(1)	The Fund commenced operations on January 7, 2022.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Year Ended May 31, 2022	Year Ended May 31, 2021	Period Ended May 31, 2020(1)
Net Asset Value, Beginning of Period	$36.50	$26.00	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.40	0.36	0.40
Net realized and unrealized gain on investments	1.96	10.44	0.90
Total from investment operations	2.36	10.80	1.30

Less distributions paid:
From net investment income	(0.36)	(0.30)	(0.28)
From net realized gains	—	—	(0.02)
Total distributions paid	(0.36)	(0.30)	(0.30)

Net Asset Value, End of Period	$38.50	$36.50	$26.00

Total return, at NAV(3)(4)	6.43%	41.70%	5.30%
Total return, at Market(3)(4)	6.50%	41.81%	5.39%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$167,486	$109,505	$32,506

Ratio of expenses to average net assets(5)	0.50%	0.50%	0.50%

Ratio of net investment income to average net assets(5)	1.01%	1.08%	1.81%

Portfolio turnover rate(4)(6)	16%	19%	15%

(1)	The Fund commenced operations on July 15, 2019.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended May 31, 2022(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.25
Net realized and unrealized loss on investments and foreign currency	(4.44)
Total from investment operations	(4.19)

Less distributions paid:
From net investment income	(0.13)
Total distributions paid	(0.13)

Capital Share Transactions:
Transaction fees (see Note 4)	0.02

Net Asset Value, End of Period	$20.70

Total return, at NAV(3)(4)	-16.76%
Total return, at Market(3)(4)	-16.62%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$32,077

Ratio of expenses to average net assets(5)	0.65%

Ratio of net investment income to average net assets(5)	2.91%

Portfolio turnover rate(4)(6)	8%

(1)	The Fund commenced operations on January 7, 2022.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Notes to Financial Statements

May 31, 2022

1. ORGANIZATION

The Wahed FTSE USA Shariah ETF (“HLAL”) and Wahed Dow Jones Islamic World ETF (“UMMA”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

HLAL is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.

UMMA is an actively-managed ETF. The Fund’s objective is to seek long-term capital appreciation. UMMA seeks to achieve its objective by investing in a portfolio of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic International Titans 100 Index (the “Index”). The Index is a data-driven index owned and maintained by S&P Dow Jones Indices, is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines. The Fund commenced operations on January 7, 2022.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

Wahed ETFs

Notes to Financial Statements

May 31, 2022 (Continued)

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Wahed ETFs

Notes to Financial Statements

May 31, 2022 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at May 31, 2022, are as follows:

Wahed FTSE USA Shariah ETF

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$164,323,322	$—	$—	^	$164,323,322
REITs*	2,597,788	—	—		2,597,788
Total Investments - Assets	$166,921,110	$—	$—		$166,921,110

*	See the Schedule of Investments for industry classifications.

^	The Wahed FTSE USA Shariah ETF held a Level 3 security at the end of the period valued at $-. The security classified as Level 3 is deemed immaterial.

Wahed Dow Jones Islamic World ETF

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$31,681,608	$—	$—	^	$31,681,608
Total Investments - Assets	$31,681,608	$—	$—		$31,681,608

*	See the Schedule of Investments for industry classifications.

^	The Wahed Dow Jones Islamic World ETF held Level 3 securities at the end of the period valued at $-. The securities classified as Level 3 are deemed immaterial.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Wahed FTSE USA Shariah ETF

Common Stocks
Balance as of May 31, 2021	$—
Realized gain (loss)	—
Change in unrealized net depreciation	—
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of May 31, 2022	—

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2022	$(233,881)

The Level 3 investments as of May 31, 2022 represented 0.00% of net assets, the ongoing conflict in Russia and Ukraine has caused significant disruption and volatility in the global stock market which led to certain Russian-issued securities becoming untradeable. As a result of this, the Adviser made the decision to value these investments at $0, at which point they were transferred out of Level 2 into Level 3.

Wahed ETFs

Notes to Financial Statements

May 31, 2022 (Continued)

Wahed Dow Jones Islamic World ETF

Common Stocks
Balance as of January 7, 2021(1)	$—
Realized gain (loss)	—
Change in unrealized net depreciation	—
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of May 31, 2022	—

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2022	$(371,786)

(1)	Commencement of operations.

The Level 3 investments as of May 31, 2022 represented 0.00% of net assets, the ongoing conflict in Russia and Ukraine has caused significant disruption and volatility in the global stock market which led to certain Russian-issued securities becoming untradeable. As a result of this, the Adviser made the decision to value these investments at $0, at which point they were transferred out of Level 2 into Level 3.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.

Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Wahed ETFs

Notes to Financial Statements

May 31, 2022 (Continued)

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2022, the Funds’ fiscal year or period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2022, the Funds’ fiscal year or period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2022 fiscal year or period. At May 31, 2022, the Funds’ fiscal year or period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Wahed, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of HLAL’s average daily net assets and at an annual rate of 0.65% of UMMA’s average daily net assets. Wahed has agreed to pay all expenses of the Funds except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and

Wahed ETFs

Notes to Financial Statements

May 31, 2022 (Continued)

other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

At May 31, 2022, a majority of the outstanding shares of the Funds were held in separately managed accounts of the Adviser.

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed by cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Wahed ETFs

Notes to Financial Statements

May 31, 2022 (Continued)

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Fiscal Year/Period Ended May 31, 2022
	Ordinary Income(1)	Long-Term Capital Gain
Wahed FTSE USA Shariah ETF	$1,384,308	$—
Wahed Dow Jones Islamic World ETF	162,500	—

	Fiscal Year Ended May 31, 2021
	Ordinary Income(1)	Long-Term Capital Gain
Wahed FTSE USA Shariah ETF	$600,225	$—

(1)	Ordinary income includes short-term capital gains.

At May 31, 2022, the Funds’ fiscal year or period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Federal Tax Cost of Investments	$152,093,402	$36,824,952
Gross Tax Unrealized Appreciation	$27,531,638	$400,214
Gross Tax Unrealized Depreciation	(12,703,930)	(5,544,637)
Net Tax Unrealized Appreciation (Depreciation)	14,827,708	(5,144,423)
Undistributed Ordinary Income	361,423	234,117
Other Accumulated Gain (Loss)	(787,189)	(8,721)
Total Distributable Earnings / (Accumulated Losses)	$14,401,942	$(4,919,027)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Wahed ETFs

Notes to Financial Statements

May 31, 2022 (Continued)

At May 31, 2022, the Funds’ fiscal year or period end, Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF had short-term capital losses of $787,189 and $8,721, respectively, which will be carried forward indefinitely to offset future realized capital gains. During the period ended May 31, 2022, Wahed FTSE USA Shariah ETF utilized a long-term capital loss carryover in the amount of $279,231.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year or period ended May 31, 2022, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Wahed FTSE USA Shariah ETF	$(9,055,183)	$9,055,183
Wahed Dow Jones Islamic World ETF	—	—

6. INVESTMENT TRANSACTIONS

During the fiscal year or period ended May 31, 2022, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Wahed FTSE USA Shariah ETF	$9,456,158	$(205,133)
Wahed Dow Jones Islamic World ETF	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal year or period ended May 31, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Wahed FTSE USA Shariah ETF	$25,020,210	$23,993,779	$77,691,564	$25,504,822
Wahed Dow Jones Islamic World ETF	8,722,370	2,252,761	30,364,103	—

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Wahed ETFs

Notes to Financial Statements

May 31, 2022 (Continued)

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. SUBSEQUENT EVENTS

On June 30, 2022, the Wahed FTSE USA Shariah ETF paid a distribution to shareholders of record on June 29, 2022, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Wahed FTSE USA Shariah ETF	$0.02234637	$100,000

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Wahed ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Wahed ETFs and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF (the “Funds”), each a series of Listed Funds Trust, as of May 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Wahed FTSE USA Shariah ETF	For the year ended May 31, 2022	For the years ended May 31, 2022 and 2021	For the years ended May 31, 2022 and 2021 and for the period from July 15, 2019 (commencement of operations) through May 31, 2020
Wahed Dow Jones Islamic World ETF	For the period from January 7, 2022 (commencement of operations) through May 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
July 29, 2022

Wahed FTSE USA Shariah ETF

Board Consideration & Approval of Advisory Agreement

(Unaudited)

At a meeting held on March 16-17, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Wahed Invest, LLC (the “Adviser”) and the Trust, on behalf of the Wahed FTSE USA Shariah ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, to continue after the initial two-year term, the Agreement must be approved annually by: (i) the vote of the Board or of the shareholders of the Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from, and reviewed a wide variety of information provided by, the Adviser.

In addition to the written materials provided to the Board, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act, considered the written materials that it received in advance of the Meeting and the oral presentations, as well as information provided over the course of the prior year, and deliberated on the renewal of the Agreement for an additional one-year period in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Trustees’ responsibilities relating thereto. The consideration of the continuation of the Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide a similar scope of investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund, as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an index fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the materials and primarily considered the Fund’s performance for the period ended December 31, 2021. The Board noted that the Fund slightly underperformed its underlying index, the FTSE Shariah USA Total Return Index, before fees and expenses. The Board also noted that, for the most recent one-year period, the Fund slightly outperformed the median for its peer funds in the universe of Large Blend ETFs as reported by Morningstar (the “Category Peer Group”).

Wahed FTSE USA Shariah ETF

Board Consideration & Approval of Advisory Agreement

(Unaudited) (Continued)

The Board also considered the Fund’s performance relative to a fund identified by the Adviser as the Fund’s closest peer fund (the “Selected Peer Fund”). The Board noted the Fund outperformed the Selected Peer Fund for the one-year period.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for the Fund and compared the expense ratio to its Category Peer Group and Selected Peer Fund. The Board noted that the expense ratio for the Fund, which consists entirely of the “unitary fee” described below, was significantly higher than the median of its Category Peer Group. The Board also noted that the Fund’s expense ratio was in-line with the expense ratio for the Selected Peer Fund. The Board further noted that because the Category Peer Group included funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

Economies of Scale. The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with the Fund’s shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable under the Agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of the Fund and its shareholders.

Wahed Dow Jones Islamic World ETF

Board Consideration & Approval of Advisory Agreement

(Unaudited)

At a meeting held on September 22-23, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Wahed Invest, LLC (the “Adviser”) and the Trust, on behalf of Wahed Dow Jones Islamic World ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreement must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, during the Meeting, representatives from the Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Trustees’ responsibilities relating thereto. The consideration of the Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser from its relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational

Wahed Dow Jones Islamic World ETF

Board Consideration & Approval of Advisory Agreement

(Unaudited) (Continued)

capabilities and resources and its experience in managing investment portfolios, including certain other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board reviewed the proposed expense ratio for the Fund and compared the Fund’s expense ratio to the universe of Large Blend ETFs as reported by Morningstar (collectively, the “Category Peer Group”). The Board noted that the expense ratio for the Fund equaled the median for funds in the Category Peer Group. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with Fund shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Wahed ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Wahed ETFs

Trustees and Officers of the Trust

May 31, 2021 (Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers, and is available, without charge upon request by calling 1-855-976-4747, or by visiting the Funds’ website at www.funds.wahedinvest.com.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of Alerian, Inc. (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015).	51

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019).

Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013).	51	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios).
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008).	51	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios).
Interested Trustee
Paul R. Fearday, CPA* Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008).	51	None.

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund.

Wahed ETFs

Trustees and Officers of the Trust

May 31, 2021 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021).
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016).
Christi C. James Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018).

Elizabeth B. Scalf Year of birth: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, May 2022 (Resigned, effective July 2022)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016–2017); Vice President and CCO, Heartland Group, Inc. (2016).
Joshua J. Hinderliter Year of birth: 1983	Assistant Secretary	Indefinite term, May 2022	Counsel, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016 to 2022).

Wahed ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-976-4747, or by visiting the Funds’ website at www.funds.wahedinvest.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-976-4747. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Funds are required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-855-976-4747 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.funds.wahedinvest.com.

TAX INFORMATION

Each Fund designated 100.00% of its ordinary income distribution for the fiscal year or period ended May 31, 2022 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the fiscal year or period ended May 31, 2022, 100.00% and 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF, respectively.

Wahed ETFs

Privacy Policy

(Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser:

Wahed Invest LLC
12 East 49th Street, 11th Floor
New York, NY 10017

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2022	FYE 05/31/2021
Audit Fees	$30,000	$15,000
Audit-Related Fees	$0	$0
Tax Fees	$6,000	$3,000
All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 05/31/2022	FYE 05/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 05/31/2022	FYE 05/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/4/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/4/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/4/2022

*	Print the name and title of each signing officer under his or her signature.